UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2008
Hennessy Total Return Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 74.79%
Consumer Discretionary - 7.75%
General Motors Corp.	219,400	$2,428,758	3.56%
Home Depot, Inc.	120,200	2,864,366	4.19%
		5,293,124	7.75%
Consumer Staples - 5.71%
Altria Group, Inc.	54,200	1,102,970	1.61%
Philip Morris International, Inc. (a)	54,200	2,799,430	4.10%
		3,902,400	5.71%
Financials - 17.79%
Bank of America Corp.	76,200	2,506,980	3.67%
Citigroup, Inc.	212,700	3,975,363	5.82%
J.P. Morgan Chase & Co.	139,600	5,671,948	8.30%
		12,154,291	17.79%
Health Care - 13.54%
Merck & Co., Inc.	121,300	3,990,770	5.84%
Pfizer, Inc.	281,900	5,263,073	7.70%
		9,253,843	13.54%
Industrials - 6.19%
General Electric Co.	149,500	4,229,355	6.19%
Materials - 8.49%
EI Du Pont de Nemours & Co.	132,500	5,804,825	8.49%
Telecommunication Services - 15.32%
AT&T, Inc.	164,600	5,071,326	7.42%
Fairpoint Communications, Inc.	2,079	14,428	0.02%
Verizon Communications, Inc.	158,200	5,385,128	7.88%
		10,470,882	15.32%
TOTAL COMMON STOCKS (Cost $61,527,141)		$51,108,720	74.79%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 80.36%
U.S. Treasury Bills - 78.85%
1.6490%, 08/21/2008	$19,000,000	$18,982,900	27.78%
1.7050%, 09/18/2008	19,000,000	18,957,567	27.74%
1.2920%, 10/23/2008	16,000,000	15,941,168	23.33%
Total U.S. Treasury Bills (Cost $53,893,617)		53,881,635	78.85%
Variable Rate Demand Notes# - 1.51%
American Family Financial Services, Inc.
1.7635%	1,034,095	1,034,095	1.51%
Total Variable Rate Demand Notes (Cost 1,034,095)		1,034,095	1.51%
TOTAL SHORT TERM INVESTMENTS (Cost $54,927,712)		$54,915,730	80.36%
Total Investments (Cost $116,454,853) - 155.15%		$106,024,450	155.15%
Liabilities in Excess of Other Assets - (55.15)%		(37,688,062)	(55.15)%
TOTAL NET ASSETS - 100.00%		$68,336,388	100.00%

Percentages are stated as a percent of net assets.

(a) Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$116,569,215
Gross unrealized appreciation	1,967,451
Gross unrealized depreciation	(12,512,216)
Net unrealized depreciation	$(10,544,765)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2008
Hennessy Balanced Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 48.87%
Consumer Discretionary - 5.51%
General Motors Corp.	31,425	$347,875	2.72%
Home Depot, Inc.	15,010	357,688	2.79%
		705,563	5.51%
Consumer Staples - 3.33%
Altria Group, Inc.	5,920	120,472	0.94%
Philip Morris International, Inc. (a)	5,920	305,768	2.39%
		426,240	3.33%
Financials - 11.81%
Bank of America Corp.	9,530	313,537	2.44%
Citigroup, Inc.	26,235	490,332	3.83%
J.P. Morgan Chase & Co.	17,475	710,010	5.54%
		1,513,879	11.81%
Health Care - 7.40%
Merck & Co., Inc.	8,640	284,256	2.22%
Pfizer, Inc.	35,590	664,465	5.18%
		948,721	7.40%
Industrials - 5.03%
General Electric Co.	22,770	644,163	5.03%
Materials - 5.57%
EI Du Pont de Nemours & Co.	16,295	713,884	5.57%
Telecommunication Services - 10.22%
AT&T, Inc.	20,760	639,616	4.99%
Fairpoint Communications, Inc.	278	1,929	0.02%
Verizon Communications, Inc.	19,630	668,205	5.21%
		1,309,750	10.22%
TOTAL COMMON STOCKS (Cost $8,223,274)		$6,262,200	48.87%
	Principal		% of
	Amount	Value	Net Assets
SHORT-TERM INVESTMENTS - 50.76%
U.S. TREASURY NOTES - 49.05%
3.250%, 08/15/2008	$2,300,000	2,302,157	17.97%
4.625%, 09/30/2008	850,000	854,184	6.67%
3.000%, 02/15/2009	1,600,000	1,609,251	12.56%
3.125%, 04/15/2009	900,000	906,259	7.07%
4.875%, 05/31/2009	600,000	613,172	4.78%
Total U.S. Treasury Notes (Cost $6,279,512)		$6,285,023	49.05%
Variable Rate Demand Notes# - 1.71%
American Family Financial Services, Inc.
1.7635%	$219,076	$219,076	1.71%
Total Variable Rate Demand Notes (Cost $219,076)		219,076	1.71%
TOTAL SHORT TERM INVESTMENTS (Cost $6,498,588)		$6,504,099	50.76%
Total Investments (Cost $14,721,862) - 99.63%		$12,766,299	99.63%
Other Assets in Excess of Liabilities - 0.37%		46,859	0.37%
TOTAL NET ASSETS - 100.00%		$12,813,158	100.00%

Percentages are stated as a percent of net assets.

(a) Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$14,848,777
Gross unrealized appreciation	30,113
Gross unrealized depreciation	(2,112,591)
Net unrealized depreciation	$(2,082,478)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)                     /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        9/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date        9/18/08
By (Signature and Title)*                    /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer
(Principal Executive Officer)
Date        9/18/08